Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities

8. Derivative Instruments and Hedging Activities

Derivative Financial Instruments

The Company is exposed to certain risks related to its ongoing business operations. The primary risks managed by using derivative instruments are foreign currency exchange risk, interest rate risk and commodity price risk. The Company does not hold or issue derivative financial instruments for trading purposes.

The following table summarizes the Company's derivative financial instruments as of December 31, which are recorded as Other current liabilities in the Consolidated Balance Sheets:

	2011				2010
Liability Derivatives	Average Days To Maturity	Average Contract Rate	Notional Amount	Fair Value Liability	Average Days to Maturity	Average Contract Rate	Notional Amount	Fair Value Liability
Derivatives designated as hedging instruments
Interest Rate Swaps
Interest swap – 2007	—	—	$—	$—	4	—	$375	$(5)
Interest swap – 2010	367	—	350	(2)	732	—	350	(2)

Total derivatives designated as hedging instruments				$(2)				$(7)

Derivatives not designated as hedging instruments
Foreign Exchange and Interest Rate Swap
Cross-Currency and Interest Rate Swap	—	—	$—	$—	273	1.2038	$25	$(3)
Interest Rate Swaps
Interest swap – Australia Multi-Currency Term	—	—	—	—	364	—	22	—
Australian dollar interest swap	1,070	—	6	—	—	—	—	—
Commodity Contracts
Electricity contracts	—	—	3	(1)	—	—	4	—
Natural gas futures	—	—	5	—	—	—	2	—

Total derivatives not designated as hedging instruments				$(1)				$(3)

The following tables summarize gains and losses recognized on the Company's derivative financial instruments:

Derivatives in Cash Flow Hedging Relationship	Amount of Loss Recognized in OCI on Derivative for the year ended December 31:			Location of Loss Reclassified from Accumulated OCI into Income	Amount of Loss Reclassified from Accumulated OCI into Income for the year ended December 31:
	2011	2010	2009		2011	2010	2009
Interest Rate Swaps
Interest swap – 2006	$—	$—	$—	Interest expense, net	$—	$—	$(8)
Interest swap – 2007	—	—	(15)	Interest expense, net	—	(20)	(22)
Interest swap – 2010	(2)	(2)	—	Interest expense, net	(3)	—	—

Total	$(2)	$(2)	$(15)		$(3)	$(20)	$(30)

As of December 31, 2011, the Company expects to reclassify $2 of losses recognized in Accumulated other comprehensive income to earnings over the next twelve months.

Derivatives Not Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in Income on Derivative for the year ended December 31:			Location of (Loss) Gain Recognized in Income on Derivative
	2011	2010	2009
Foreign Exchange and Interest Rate Swap
Cross-Currency and Interest Rate Swap	$(1)	$2	$(1)	Other non-operating expense, net
Interest Rate Swaps
Interest swap – Australia Multi-Currency Term	—	—	—	Other non-operating expense, net
Australian dollar interest swap	—	—	—	Other non-operating expense, net
Commodity Contracts
Electricity contracts	(1)	1	(1)	Cost of sales
Natural gas futures	(1)	(1)	(3)	Cost of sales

Total	$(3)	$2	$(5)

Foreign Exchange and Interest Rate Swap

International operations account for a significant portion of the Company's revenue and operating income. The Company's policy is to reduce foreign currency cash flow exposure from exchange rate fluctuations by hedging anticipated and firmly committed transactions when it is economically feasible. The Company periodically enters into forward contracts to buy and sell foreign currencies to reduce foreign exchange exposure and protect the U.S. dollar value of certain transactions to the extent of the amount under contract. The counter-parties to our forward contracts are financial institutions with investment grade ratings. The Company does not apply hedge accounting to these derivative instruments.

On September 30, 2008, the Company entered into an amended three-year cross-currency and interest rate swap agreement structured for a non-U.S. subsidiary's U.S. dollar denominated floating rate term loan in order to offset the balance sheet and interest rate exposures and cash flow variability associated with the exchange rate fluctuations on the term loan. The swap agreement required the Company to sell euros in exchange for U.S. dollars at a rate of 1.2038. The Company also paid a variable rate equal to Euribor plus 390 basis points and received a variable rate equal to the U.S. dollar LIBOR plus 250 basis points. The amount the Company received under this agreement was approximately equal to the non-U.S. subsidiary's interest rate on its term loan. This swap agreement had an initial notional amount of $25 that amortized quarterly on a straight line basis to $24, prior to maturing on September 30, 2011. The Company paid a weighted average interest rate of 5.0% and 4.6% and received a weighted average interest rate of 2.8% and 2.8% on these swap agreements during the years ended December 31, 2011 and 2010, respectively. During the year ended December 31, 2011, the Company paid $4 to settle the cross-currency and interest rate swap. This amount is recorded in Other non-operating expense, net in the Company's Consolidated Statements of Operations.

Interest Rate Swaps

The Company periodically uses interest rate swaps to alter interest rate exposures between fixed and floating rates on certain long-term debt. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated using an agreed-upon notional principal amount. The counter-parties to the interest rate swap agreements are financial institutions with investment grade ratings.

In January 2007, the Company entered into a three-year interest rate swap agreement designed to offset cash flow variability associated with interest rate fluctuations on our variable rate debt (the "January 2007 Swap"), which became effective on January 1, 2008. The initial notional amount of the swap was $300, but increased to $700 before amortizing down to $375. As a result of the interest rate swap, the Company paid a fixed rate equal to approximately 7.2% per year and received a variable rate based on the terms of the underlying debt. The swap expired on January 4, 2011. The Company accounted for this swap as a qualifying cash flow hedge.

In February 2007, to effectively fix the interest rate on approximately $30 of our Australian Multi-Currency Term / Working Capital Facility, the Company entered into interest rate swap agreements with two counterparties for an initial notional amount of AUD $35, which amortizes quarterly based on the expected loan payments. The swap agreements terminated December 30, 2011. The Company pays a fixed interest rate of 6.6% and receives a floating rate based on the terms of the underlying debt. The Company has not applied hedge accounting to this derivative instrument.

In July 2010, the Company entered into a two-year interest rate swap agreement (the "July 2010 Swap"). This swap is designed to offset the cash flow variability that results from interest rate fluctuations on the Company's variable rate debt. This swap became effective on January 4, 2011 upon the expiration of the January 2007 Swap. The initial notional amount of the July 2010 Swap was $350, and will subsequently be amortized down to $325. The Company pays a fixed rate of 1.0325% and receives a variable one month LIBOR rate. The Company accounts for the swap as a qualifying cash flow hedge.

In December 2011, the Company entered into a three-year interest rate swap agreement with a notional amount of AUD $6, which became effective on January 3, 2012 and will mature on December 5, 2014. The Company pays a fixed rate of 4.140% and receives a variable rate based on the 3 month Australian Bank Bill Rate. The Company has not applied hedge accounting to this derivative instrument.

Commodity Contracts

The Company is exposed to price fluctuations associated with raw materials purchases, most significantly with methanol, phenol, urea, acetone, propylene and chlorine. For these commodity raw materials, the Company has purchase contracts in place that contain periodic price adjustment provisions. The Company also adds selling price provisions to certain customer contracts that are indexed to publicly available indices for the associated commodity raw materials. The board of directors approves all commodity futures and commodity commitments based on delegation of authority documents.

The Company hedges a portion of its natural gas purchases for certain North American plants. The Company used futures contracts to hedge 31%, 42% and 70% of its 2011, 2010 and 2009 natural gas usage at these plants, respectively. The contracts are settled for cash each month based on the closing market price on the last day the contract trades on the New York Mercantile Exchange. The Company also entered into fixed price forward contracts for the purchase of electricity at certain of our manufacturing plants to offset the risk associated with increases in energy prices.

The Company does not apply hedge accounting to these future and forward contracts. The Company recognizes gains and losses each month as the gas and electricity is used. Remaining obligations are marked to market on a quarterly basis.